Long-Term Debt - Additional Information (Details)										3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		14 Months Ended
	Feb. 15, 2025 USD ($)	Jan. 15, 2025 USD ($)	Sep. 11, 2024 USD ($) trading_day $ / shares	Mar. 04, 2024 USD ($) trading_day $ / shares shares	Nov. 15, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 14, 2021 USD ($)	Feb. 24, 2021 USD ($)	May 05, 2020 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) trading_day $ / shares	Sep. 30, 2023 USD ($)	Nov. 15, 2025 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 26, 2024	Nov. 30, 2023 USD ($)	Nov. 10, 2023 USD ($) $ / shares	Jun. 07, 2021
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt											$ 10,525,000	$ 0		$ 800,000	$ 348,760
Long term debt, gross														4,357,201		$ 4,357,201
Long-term debt, current maturities														4,199,362		4,199,362
Long term debt, excluding current maturities														$ 95,982		$ 95,982
Debt instrument, interest rate during period						12.00%
Debt instrument, maturity date														Jul. 06, 2024
Shares issued (in shares) | shares														1,231,574		1,231,574
Gain (loss) on extinguishment of debt														$ (376,086)	0
Unamortized debt issuance expense										$ 6,127,060	6,127,060			61,857		$ 61,857
Long-term debt										$ 10,483,292	$ 10,483,292
Amortization of debt issuance costs														66,367	39,923
Share price (in dollars per share) | $ / shares										$ 0.74	$ 0.74
Debt instrument, convertible, threshold trading days | trading_day											3
Sale of stock, number of shares issued in transaction (in shares) | shares																490,000
Debt instrument, convertible, threshold consecutive trading days | trading_day											5
Yorkville
Short-Term Debt [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				1,000,000
Bridge Loan
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage																		0.00%
Debt instrument, face amount																		$ 200,000	$ 1,000,000
Interest expense for loan										$ 0	$ 25,663
Unamortized debt issuance expense														$ 25,663		$ 25,663
Debt instrument face amount with no interest rate																			$ 200,000
Percentage of cash option value of debt instrument at the date maturity																			120.00%
Cash option value of debt instrument at the date maturity																			$ 240,000
Conversion price (in dollars per share) | $ / shares																			$ 2.00
Common stock shares issuable and convertible into shares of the company upon consummation of business combination (in shares) | shares														1,369,255		1,369,255
Long-term debt										0	0			$ 774,337		$ 774,337
Debt instrument, unamortized discount (premium) and debt issuance costs, net														25,663		$ 25,663
Amortization of debt issuance costs														$ 21,592
Share price (in dollars per share) | $ / shares				$ 2.00
Yorkville Pre-paid Advance
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage				6.00%
Interest expense for loan										1,244,332	2,431,398
Outstanding amount										2,980,159	2,980,159
Derivative liability										5,874,434	5,874,434
Interest payable										24,744	24,744
Unamortized discount										$ 5,120,900	$ 5,120,900
Yorkville Pre-paid Advance | Forecast | Omnibus Agreement | Yorkville
Short-Term Debt [Line Items]
Sale of stock, percentage of ownership after transaction													100.00%
Sale of stock, number of shares issued in transaction (in shares) | shares													4,000
Yorkville Pre-paid Advance | Yorkville
Short-Term Debt [Line Items]
Share price (in dollars per share) | $ / shares			$ 0.8768
Debt instrument, convertible, triggered measuring period				6 months
Debt instrument, convertible, triggered periodic payment			$ 1,521,581
Debt instrument, convertible, triggered percentage			50.00%	50.00%
Debt instrument, convertible, triggered principal amount			$ 1,145,407	$ 1,500,000
Debt instrument, convertible, triggered periodic payment interest			318,904
Debt instrument, convertible, triggered periodic payment, early premium			$ 57,270
Debt instrument, convertible, triggered periodic payment, premium, percentage			5.00%	5.00%						5.00%	5.00%
Debt instrument, convertible, triggered, extended measuring period																	6 months
Yorkville Pre-paid Advance | Yorkville | Forecast
Short-Term Debt [Line Items]
Debt instrument, convertible, triggered periodic payment	$ 500,000	$ 500,000											$ 500,000
Debt instrument, convertible, periodic payment, premium, percentage		5.00%
Yorkville Pre-paid Advance | Yorkville | Trigger Scenario One
Short-Term Debt [Line Items]
Debt instrument, convertible, threshold trading days | trading_day				5
Debt instrument, convertible, threshold consecutive trading days | trading_day				7
Yorkville Pre-paid Advance | Yorkville | Trigger Scenario Two
Short-Term Debt [Line Items]
Debt instrument, convertible, triggered percentage				50.00%
Debt instrument, convertible, threshold consecutive trading days | trading_day				5
Debt instrument, convertible, daily volume-weighted average price, floor price, percentage				110.00%
Yorkville Pre-paid Advance | Yorkville | Trigger Scenario Three
Short-Term Debt [Line Items]
Debt instrument, convertible, triggered percentage				50.00%
Debt instrument, convertible, threshold trading day for price triggered | trading_day				1
Yorkville Pre-paid Advance | Yorkville | Trigger Scenario Four
Short-Term Debt [Line Items]
Debt instrument, convertible, threshold trading days | trading_day			5
Debt instrument, convertible, triggered measuring period			6 months
Convertible Note
Short-Term Debt [Line Items]
Shares issued (in shares) | shares														60,329		60,329
Proceeds from convertible debt														$ 15,000,000
Debt instrument conversion price per share percentage														90.00%		90.00%
Debt instrument, increase, accrued interest														$ 635,854
Gain (loss) on extinguishment of debt														$ 376,086
Commission paid for debt instrument | $ / shares														$ 20,000		$ 20,000
Debt issuance costs, net														$ 32,828		$ 32,828
Fair value of common stock covered by warrants or rights														156,505		156,505
US Capital Note
Short-Term Debt [Line Items]
Debt instrument, increase, accrued interest														50,037
Debt instrument interest expenses														340,758	326,255
Unamortized debt issuance expense														$ 36,194	$ 68,737	$ 36,194
Common Stock
Short-Term Debt [Line Items]
Shares issued (in shares) | shares														14,854		14,854
Exercise price range three
Short-Term Debt [Line Items]
Shares issued (in shares) | shares														10,329		10,329
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares														$ 4.25		$ 4.25
Exercise price range three | Common Stock
Short-Term Debt [Line Items]
Shares issued (in shares) | shares														10,329		10,329
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares														$ 4.25		$ 4.25
Exercise Price Range Four
Short-Term Debt [Line Items]
Shares issued (in shares) | shares														494,525		494,525
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares														$ 4.00		$ 4.00
Exercise Price Range Four | Common Stock
Short-Term Debt [Line Items]
Shares issued (in shares) | shares														4,525		4,525
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares														$ 4.00		$ 4.00
Convertible Promissory Note Agreement | US Capital Global QT Imaging LLC
Short-Term Debt [Line Items]
Payment as advance of debt instrument						$ 10,000,000
Fourth Amendment | US Capital Global QT Imaging LLC | Convertible Note
Short-Term Debt [Line Items]
Debt instrument outstanding | shares														2,495,000		2,495,000
Fourth Amendment | US Capital Global QT Imaging LLC | US Capital Note
Short-Term Debt [Line Items]
Debt instrument outstanding | shares														3,294,659	2,426,263	3,294,659
Paycheck Protection Program Loan
Short-Term Debt [Line Items]
Percentage of the loan and related interest was forgivable																				100.00%
Interest expense for loan														$ 3,004	$ 4,305
Paycheck Protection Program Loan 1
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt									$ 1,158,266
Long term debt, gross														285,115		$ 285,115
Debt instrument, periodic payment														$ 6,400
Debt instrument, interest rate, stated percentage														1.00%		1.00%
Debt instrument, date of first required payment														Aug. 05, 2021
Debt instrument, face amount														$ 107,979	183,273	$ 107,979
Long-term debt, current maturities														76,058	75,294	76,058
Long term debt, excluding current maturities														31,921	107,979	31,921
Paycheck Protection Program Loan 1 | Principal amount of PPP Loan
Short-Term Debt [Line Items]
Debt forgiveness amount							$ 873,151
Paycheck Protection Program Loan 1 | Interest amount of PPP Loan
Short-Term Debt [Line Items]
Debt forgiveness amount							$ 9,823
Paycheck Protection Program Loan 2
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt								$ 1,158,265
Long term debt, gross														228,019		$ 228,019
Debt instrument, periodic payment														$ 4,605
Debt instrument, interest rate, stated percentage														1.00%		1.00%
Debt instrument, date of first required payment														Dec. 27, 2021
Debt instrument, face amount														$ 118,369	172,132	$ 118,369
Long-term debt, current maturities														54,308	53,763	54,308
Long term debt, excluding current maturities														$ 64,061	$ 118,369	$ 64,061
Paycheck Protection Program Loan 2 | Principal amount of PPP Loan
Short-Term Debt [Line Items]
Debt forgiveness amount					$ 930,246
Paycheck Protection Program Loan 2 | Interest amount of PPP Loan
Short-Term Debt [Line Items]
Debt forgiveness amount					$ 6,822